March 10, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the annual report for the underlying fund, The Hudson River Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              Hudson River Trust
         File #:                    811-04185
         CIK #:                     759751
         Accession #:               0000950136-99-000308
         Date of Filing:            3-10-99

This annual report is for the period ending December 31, 1998, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      F. Bellamy, Esq.
         R. Fink, Esq.